TANGIBLE FIXED ASSETS (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
TANGIBLE FIXED ASSETS
Property, plant and equipment, beginning of period	£ 111,604	£ 17,904
Property, plant and equipment, end of period	63,850	111,604
Cost
TANGIBLE FIXED ASSETS
Property, plant and equipment, beginning of period	130,763	25,329
Foreign exchange movement	(10,612)	62
Acquisition through business combination		23,004
Additions	134,053	82,492
Disposals	(128,678)
Property, plant and equipment, end of period	146,749	130,763
Depreciation and impairment
TANGIBLE FIXED ASSETS
Property, plant and equipment, beginning of period	(18,809)	(7,491)
Foreign exchange movement	(882)	65
Disposals	5,817
Depreciation charged during the period	23,448	11,383
Impairment of tangible fixed assets	(45,143)
Property, plant and equipment, end of period	(82,464)	(18,809)
Right of use Assets
TANGIBLE FIXED ASSETS
Property, plant and equipment, beginning of period	350	7,379
Property, plant and equipment, end of period	435	350
Right of use Assets | Cost
TANGIBLE FIXED ASSETS
Property, plant and equipment, beginning of period	358	7,379
Foreign exchange movement	(17)
Acquisition through business combination		358
Additions	75
Transfer to another class		7,379
Property, plant and equipment, end of period	450	358
Right of use Assets | Depreciation and impairment
TANGIBLE FIXED ASSETS
Property, plant and equipment, beginning of period	(8)
Transfer to another class		3,273
Depreciation charged during the period	7	3,281
Property, plant and equipment, end of period	(15)	(8)
Office Equipment
TANGIBLE FIXED ASSETS
Property, plant and equipment, beginning of period	49
Property, plant and equipment, end of period	33	49
Office Equipment | Cost
TANGIBLE FIXED ASSETS
Property, plant and equipment, beginning of period	49
Foreign exchange movement	0
Additions		49
Disposals	(2)
Property, plant and equipment, end of period	47	49
Office Equipment | Depreciation and impairment
TANGIBLE FIXED ASSETS
Depreciation charged during the period	14
Property, plant and equipment, end of period	(14)
Mining And Computer Equipment
TANGIBLE FIXED ASSETS
Property, plant and equipment, beginning of period	39,992	10,422
Impairment of tangible fixed assets	24,000
Property, plant and equipment, end of period	51,959	39,992
Mining And Computer Equipment | Cost
TANGIBLE FIXED ASSETS
Property, plant and equipment, beginning of period	58,499	17,865
Foreign exchange movement	(2,744)	62
Additions	116,520	33,317
Transfer to another class		(7,379)
Disposals	(60,803)
Property, plant and equipment, end of period	117,680	58,499
Mining And Computer Equipment | Depreciation and impairment
TANGIBLE FIXED ASSETS
Property, plant and equipment, beginning of period	(18,507)	(7,443)
Foreign exchange movement	(868)	65
Transfer to another class		(3,273)
Depreciation charged during the period	16,549	7,856
Impairment of tangible fixed assets	(29,797)
Property, plant and equipment, end of period	(65,721)	(18,507)
Machine components
TANGIBLE FIXED ASSETS
Property, plant and equipment, end of period	2,244
Machine components | Cost
TANGIBLE FIXED ASSETS
Foreign exchange movement	0
Additions	17,364
Property, plant and equipment, end of period	17,364
Machine components | Depreciation and impairment
TANGIBLE FIXED ASSETS
Impairment of tangible fixed assets	(15,121)
Property, plant and equipment, end of period	(15,121)
Assets Under Construction
TANGIBLE FIXED ASSETS
Property, plant and equipment, beginning of period	61,306
Property, plant and equipment, end of period		61,306
Assets Under Construction | Cost
TANGIBLE FIXED ASSETS
Property, plant and equipment, beginning of period	61,306
Foreign exchange movement	(7,287)
Acquisition through business combination		12,180
Additions		49,126
Transfer to another class	(68,593)
Property, plant and equipment, end of period	0	61,306
Leasehold Improvements
TANGIBLE FIXED ASSETS
Property, plant and equipment, beginning of period	20	37
Property, plant and equipment, end of period	9	20
Leasehold Improvements | Cost
TANGIBLE FIXED ASSETS
Property, plant and equipment, beginning of period	85	85
Foreign exchange movement	(4)
Additions	7
Property, plant and equipment, end of period	96	85
Leasehold Improvements | Depreciation and impairment
TANGIBLE FIXED ASSETS
Property, plant and equipment, beginning of period	(65)	(48)
Foreign exchange movement	(3)
Depreciation charged during the period	19	17
Property, plant and equipment, end of period	(87)	(65)
Data centre Improvements
TANGIBLE FIXED ASSETS
Property, plant and equipment, beginning of period	10,237
Property, plant and equipment, end of period	9,532	10,237
Data centre Improvements | Cost
TANGIBLE FIXED ASSETS
Property, plant and equipment, beginning of period	10,466
Foreign exchange movement	(560)
Acquisition through business combination		10,466
Transfer to another class	68,593
Disposals	(68,593)
Property, plant and equipment, end of period	11,026	10,466
Data centre Improvements | Depreciation and impairment
TANGIBLE FIXED ASSETS
Property, plant and equipment, beginning of period	(229)
Foreign exchange movement	(11)
Disposals	5,817
Depreciation charged during the period	6,846	229
Impairment of tangible fixed assets	(225)
Property, plant and equipment, end of period	(1,494)	£ (229)
Equipment
TANGIBLE FIXED ASSETS
Property, plant and equipment, end of period	74
Equipment | Cost
TANGIBLE FIXED ASSETS
Foreign exchange movement	0
Additions	86
Property, plant and equipment, end of period	86
Equipment | Depreciation and impairment
TANGIBLE FIXED ASSETS
Depreciation charged during the period	12
Property, plant and equipment, end of period	£ (12)